UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                        811-05150
                                                --------------------------------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                              10179
--------------------------------------------------------------------------------
    (Address of principal executive offices)                        (Zip code)

                                 Kayadti Madison

 Cornerstone Strategic Value Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 272-3550
                                                   -----------------------------

Date of fiscal year end:       December 31, 2007
                               -------------------

Date of reporting period:      September 30, 2007
                               -------------------

ITEM 1: SCHEDULE OF INVESTMENTS

----------------------------------------------------------------------------------------
CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2007 (UNAUDITED)
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                                                                  NO. OF
DESCRIPTION                                                       SHARES          VALUE
-----------------------------------------------------------------------------------------

EQUITY SECURITIES - 99.35%
  CLOSED-END FUNDS - 1.28%
    Adams Express Company                                         49,500    $     740,025
    General American Investors Company ^                           3,000          122,280
    Liberty All-Star Equity Fund                                  67,300          553,206
    Liberty All-Star Growth Fund, Inc. ^                          26,300          153,329
    Zweig Fund, Inc. ^                                            19,000           98,990
                                                                            -------------
                                                                                1,667,830
                                                                            -------------
  CONSUMER DISCRETIONARY - 9.55%
    Amazon.com, Inc. *                                             5,500          512,325
    Carnival Corporation                                          11,800          571,474
    Clear Channel Communications, Inc.                             3,300          123,552
    Coach, Inc. *                                                  3,500          165,445
    Comcast Corporation, Class A *                                28,555          690,460
    Gannett Co., Inc.                                              3,500          152,950
    Gap, Inc. (The)                                               12,200          224,968
    Goodyear Tire & Rubber Company (The) ^ *                       4,500          136,845
    Harley-Davidson, Inc. ^                                        4,400          203,324
    Hilton Hotels Corporation                                      6,200          288,238
    Home Depot, Inc. (The) ^                                      23,100          749,364
    J.C. Penney Company, Inc. ^                                    4,500          285,165
    Johnson Controls, Inc.                                         2,500          295,275
    Kohl's Corporation *                                           2,500          143,325
    Lowe's Companies, Inc.                                        15,400          431,508
    Macy's, Inc.                                                  11,052          357,201
    McDonald's Corporation                                        15,100          822,497
    News Corporation, Class A                                     23,000          505,770
    NIKE, Inc., Class B                                           14,600          856,436
    Omnicom Group Inc.                                            13,200          634,788
    Sears Holdings Corporation ^ *                                   503           63,982
    Staples, Inc.                                                 10,800          232,092
    Starbucks Corporation *                                        2,800           73,360
    Target Corporation ^                                          11,800          750,126
    Time Warner Inc.                                              76,000        1,395,360
    TJX Companies, Inc. (The) ^                                    3,000           87,210
    Toyota Motor Corporation ADR                                   2,500          292,150
    Viacom Inc., Class B *                                         9,450          368,266
    Walt Disney Company (The)                                     30,200        1,038,578
                                                                            -------------
                                                                               12,452,034
                                                                            -------------
  CONSUMER STAPLES - 9.27%
    Altria Group, Inc.                                            22,300        1,550,519
    Anheuser-Busch Companies, Inc.                                 6,200          309,938
    Archer-Daniels-Midland Company                                 6,960          230,237
    Coca-Cola Company (The)                                       27,000        1,551,690
    Colgate-Palmolive Company                                      3,400          242,488
    ConAgra Foods, Inc.                                            6,900          180,297
    CVS Corporation                                               13,930          552,046

                                                                  NO. OF
DESCRIPTION                                                       SHARES          VALUE
-----------------------------------------------------------------------------------------

    General Mills, Inc.                                            5,000          290,050
    H.J. Heinz Company ^                                           4,000          184,800
    Kimberly-Clark Corporation                                     5,500          386,430
    Kraft Foods Inc, Class A ^                                    10,932          377,263
    Kroger Co. (The)                                              13,800          393,576
    PepsiCo, Inc.                                                 17,600        1,289,376
    Procter & Gamble Company (The) ^                              32,797        2,306,941
    Sara Lee Corporation                                           4,500           75,105
    Sysco Corporation                                              9,800          348,782
    Walgreen Co.                                                  24,800        1,171,552
    Wal-Mart Stores, Inc.                                         15,100          659,115
                                                                            -------------
                                                                               12,100,205
                                                                            -------------
  ENERGY - 11.62%
    Baker Hughes Incorporated                                     10,600          957,922
    BJ Services Company                                            3,500           92,925
    Chevron Corporation ^                                         24,532        2,295,705
    ConocoPhillips ^                                              10,474          919,303
    Exxon Mobil Corporation ^                                     73,500        6,803,159
    Halliburton Company                                            6,700          257,280
    Marathon Oil Corp.                                            15,000          855,300
    Noble Corporation                                              2,500          122,625
    Occidental Petroleum Corporation                              10,500          672,840
    Schlumberger Limited                                          14,000        1,470,000
    Valero Energy Corporation                                      6,000          403,080
    XTO Energy, Inc.                                               5,000          309,200
                                                                            -------------
                                                                               15,159,339
                                                                            -------------
  FINANCIALS - 18.68%
    AFLAC Incorporated                                             7,000          399,280
    Allstate Corporation (The)                                     9,300          531,867
    American Express Company                                      19,600        1,163,652
    American International Group, Inc.                            16,831        1,138,617
    Bank of America Corporation                                   59,138        2,972,867
    Bank of New York Mellon Corporation                           10,754          474,682
    BB&T Corporation ^                                             4,000          161,560
    Bear Stearns Companies, Inc. (The)                             2,500          307,025
    CB Richard Ellis Group, Inc., Class A ^ *                      9,000          250,560
    Charles Schwab Corporation (The) ^                             6,000          129,600
    Chubb Corporation (The) ^                                      4,100          219,924
    Citigroup Inc.                                                60,300        2,814,201
    Fannie Mae                                                     4,000          243,240
    Freddie Mac ^                                                  2,900          171,129
    Goldman Sachs Group, Inc. (The) ^                              7,300        1,582,202
    Hartford Financial Services Group, Inc. (The)                  6,000          555,300
    JPMorgan Chase & Co.                                          33,632        1,541,018
    Lehman Brothers Holdings Inc. ^                                7,200          444,456
    Marsh & McLennan Companies, Inc.                               6,000          153,000
    Merrill Lynch & Co., Inc. ^                                    7,200          513,216
    Metlife, Inc. ^                                               15,200        1,059,896
    Morgan Stanley                                                15,500          976,500
    National City Corporation                                      6,700          168,103
    PNC Financial Services Group, Inc.                             4,600          313,260
    Prudential Financial, Inc.                                    10,700        1,044,106
    State Street Corporation ^                                     3,500          238,560
    SunTrust Banks, Inc.                                           5,000          378,350
    Travelers Companies, Inc. (The)                                9,476          477,022

                                                                  NO. OF
DESCRIPTION                                                       SHARES          VALUE
-----------------------------------------------------------------------------------------

    U.S. Bancorp                                                  21,901          712,440
    Wachovia Corporation                                          22,100        1,108,315
    Washington Mutual, Inc.                                       11,550          407,830
    Wells Fargo & Company                                         48,400        1,724,008
                                                                            -------------
                                                                               24,375,786
                                                                            -------------
  HEALTHCARE - 11.69%
    Abbott Laboratories                                           17,700          949,074
    Aetna Inc.                                                     6,000          325,620
    Amgen Inc. *                                                  22,400        1,267,168
    Baxter International Inc. ^                                    5,000          281,400
    Becton, Dickinson and Company                                  6,900          566,145
    Biogen Idec Inc. *                                             3,000          198,990
    Bristol-Myers Squibb Company ^                                18,500          533,170
    Cardinal Health, Inc.                                          2,950          184,464
    Covidien Limited                                               2,599          107,858
    Eli Lilly and Company                                          4,700          267,571
    Gilead Sciences, Inc. *                                        7,000          286,090
    Johnson & Johnson                                             40,900        2,687,130
    McKesson Corporation ^                                         5,300          311,587
    Medco Health Solutions, Inc. *                                 2,687          242,878
    Medtronic, Inc. ^                                             21,500        1,212,815
    Merck & Co. Inc.                                              17,500          904,575
    Pfizer Inc.                                                   43,560        1,064,171
    Schering-Plough Corporation                                   17,500          553,525
    Stryker Corporation                                            3,500          240,660
    UnitedHealth Group Incorporated ^                             22,000        1,065,460
    WellPoint Inc. *                                              14,000        1,104,880
    Wyeth                                                         20,200          899,910
                                                                            -------------
                                                                               15,255,141
                                                                            -------------
  INDUSTRIALS - 11.38%
    3M Co.                                                         9,400          879,652
    Boeing Company (The)                                           6,700          703,433
    Burlington Northern Santa Fe Corporation                       2,900          235,393
    Caterpillar Inc.                                               6,800          533,324
    CSX Corporation                                               10,000          427,300
    Danaher Corporation ^                                          3,500          289,485
    Deere & Company                                                2,500          371,050
    Emerson Electric Co.                                          12,000          638,640
    FedEx Corp.                                                    4,500          471,375
    General Dynamics Corporation                                   6,200          523,714
    General Electric Company                                     100,900        4,177,260
    Honeywell International Inc.                                  12,500          743,375
    Illinois Tool Works Inc.                                      13,300          793,212
    Ingersoll-Rand Company Ltd., Class A                           4,500          245,115
    Lockheed Martin Corporation ^                                  4,000          433,960
    Norfolk Southern Corporation                                   5,500          285,505
    Northrop Grumman Corporation ^                                 5,000          390,000
    Raytheon Company ^                                             5,000          319,100
    Southwest Airlines Co.                                         5,700           84,360
    Tyco International Ltd.                                        2,599          115,240
    Union Pacific Corporation                                      2,000          226,120
    United Parcel Service, Inc., Class B                           9,600          720,960
    United Technologies Corporation                               11,000          885,280
    Waste Management, Inc.                                         9,300          350,982
                                                                            -------------
                                                                               14,843,835
                                                                            -------------

                                                                  NO. OF
DESCRIPTION                                                       SHARES          VALUE
-----------------------------------------------------------------------------------------

  INFORMATION TECHNOLOGY - 15.69%
    Adobe Systems Incorporated *                                   4,200          183,372
    Agilent Technologies Inc. *                                    8,000          295,040
    Analog Devices, Inc.                                           3,500          126,560
    Apple Computer, Inc. *                                         5,500          844,470
    Applied Materials, Inc.                                       33,800          699,660
    Automatic Data Processing, Inc.                               17,900          822,147
    Cisco Systems, Inc. *                                         77,400        2,562,714
    Corning Incorporated *                                         8,000          197,200
    Dell Inc. ^ *                                                  4,700          129,720
    eBay Inc. *                                                    8,500          331,670
    Electronic Data Systems Corporation                            5,000          109,200
    EMC Corporation ^ *                                          116,648        2,426,278
    Google Inc. *                                                  2,500        1,418,175
    Hewlett-Packard Company                                       19,900          990,821
    Intel Corporation                                             60,500        1,564,530
    International Business Machines Corporation                   12,600        1,484,280
    Micron Technology, Inc. *                                     11,500          127,650
    Microsoft Corporation                                         98,200        2,892,972
    Motorola, Inc.                                                10,000          185,300
    Oracle Corporation *                                          44,272          958,489
    QUALCOMM Inc.                                                 17,000          718,420
    Sun Microsystems, Inc. *                                       7,500           42,075
    Texas Instruments Incorporated                                26,400          965,976
    Yahoo! Inc. *                                                 14,800          397,232
                                                                            -------------
                                                                               20,473,951
                                                                            -------------
  MATERIALS - 2.82%
    Alcoa Inc.                                                    16,900          661,128
    Dow Chemical Company (The)                                    10,400          447,824
    E. I. du Pont de Nemours and Company                          17,300          857,388
    Freeport-McMoRan Copper & Gold, Inc.                           2,500          262,225
    International Paper Company                                   10,500          376,635
    Monsanto Company ^                                             5,660          485,288
    Newmont Mining Corporation                                     3,000          134,190
    Praxair, Inc.                                                  5,500          460,680
                                                                            -------------
                                                                                3,685,358
                                                                            -------------
  REAL ESTATE INVESTMENT TRUST - 0.31%
    Simon Property Group, Inc.                                     4,000          400,000
                                                                            -------------
  TELECOMMUNICATION SERVICES - 3.52%
    ALLTEL Corporation                                             4,000          278,720
    AT&T Inc.                                                     56,539        2,392,165
    Sprint Nextel Corporation                                     20,946          397,974
    Verizon Communications Inc.                                   34,300        1,518,804
                                                                            -------------
                                                                                4,587,663
                                                                            -------------
  UTILITIES - 3.54%
    American Electric Power Company, Inc.                          8,000          368,640
    CenterPoint Energy, Inc.                                      10,000          160,300
    Dominion Resources, Inc.                                       7,100          598,530
    Duke Energy Corporation                                       15,800          295,302
    Edison International ^                                         6,500          360,425
    Exelon Corporation                                             6,000          452,160
    FirstEnergy Corp.                                              5,000          316,700
    FPL Group, Inc.                                                4,000          243,520
    PG&E Corporation ^                                             5,000          239,000

                                                                  NO. OF
DESCRIPTION                                                       SHARES          VALUE
-----------------------------------------------------------------------------------------

    Public Service Enterprise Group Incorporated                   3,500          307,965
    Southern Company (The)                                        11,900          431,732
    TXU Corp. ^                                                   12,400          849,028
                                                                            -------------
                                                                                4,623,302
                                                                            -------------
TOTAL EQUITY SECURITIES
  (cost - $94,480,626)                                                        129,624,444
                                                                            -------------

                                                            PRINCIPAL
                                                             AMOUNT
                                                            (000'S)
                                                           ----------


SHORT-TERM INVESTMENTS - 2.84%
  REPURCHASE AGREEMENTS - 2.84%
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 9/28/2007 to be repurchased
    at $1,506,223, 5.2500%, 10/1/2007, collateralized
    by $1,549,414 in United States Treasury Strips)        $       1,506        1,505,564
    Bear, Stearns & Co. Inc. + ++
    (Agreements dated 9/28/2007 to be repurchased
    at $1,316,922, 2.6250%, 10/1/2007, collateralized
    by $1,355,481 in United States Treasury Strips
    and Bonds)                                                     1,317        1,316,634
    Bear, Stearns & Co. Inc.
    (Agreements dated 9/28/2007 to be repurchased
    at $886,185, 3.9500%, 10/1/2007, collateralized
    by $911,691 in United States Treasury Strips)                    886          885,893
                                                                            -------------

TOTAL SHORT-TERM INVESTMENTS
  (cost - $3,708,091)                                                           3,708,091
                                                                            -------------
TOTAL INVESTMENTS - 102.19%
  (cost - $98,188,717)                                                        133,332,535
                                                                            -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.19)%                                (2,863,076)
                                                                            -------------
NET ASSETS - 100.00%                                                        $ 130,469,459
                                                                            =============


--------
^    Security or a portion thereof is out on loan.
*    Non-income producing security.
ADR  American Depositary Receipt
+    Stated interest rate, before rebate earned by borrower of securities on loan.
++   Represents investment purchased with collateral received for securities on loan.

Federal Income Tax Cost: At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $98,188,717, $36,186,238, ($1,042,420), $35,143,818, respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on August 31, 2007 with a file number 811-05150.

Other information regarding the Fund is available in the Fund's most recent semi-annual report filed with the Securities and Exchange Commission on Form N-CSR on August 31, 2007, file number 811-05150. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Strategic Value Fund, Inc.

      /s/ Ralph W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      /s/ Ralph W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  November 26, 2007

      /s/ Kayadti Madison
      --------------------------------
      Name:  Kayadti Madison
      Title: Principal Financial Officer
      Date:  November 26, 2007